Fair Value Measurement	12 Months Ended
May 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurement
11.	FAIR VALUE MEASUREMENT
Assets and liabilities measured at fair value on a recurring basis
The Group measures available-for-sale investments, equity securities with readily determinable fair value and contingent consideration payable at fair value on a recurring basis. The available-for-sale investments recorded in long-term investments include redeemable preferred shares, convertible note
 and
special assets management plan-Guotai Yuanxin & New Oriental (“Assets Management Plan”). The equity securities with readily determinable fair value were common shares of three listed companies.
As of May 31,
2018,
2019 and 2020, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of May 31, 2018
	Quoted Prices in	Significant Other	Significant
	Active Market for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Long-term investments:
Available-for-sale investments	153,294	98,504	133,897	385,695

	As of May 31, 2019
	Quoted Prices in	Significant Other	Significant
	Active Market for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Long-term investments:
Equity securities with readily determinable fair values	47,841	—	—	47,841
Available-for-sale investments	—	78,879	145,881	224,760
Contingent consideration payable (Note 3)	—	—	15,150	15,150

Total	47,841	78,879	161,031	287,751

	As of May 31, 2020
	Quoted Prices in	Significant Other	Significant
	Active Market for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Long-term investments:
Equity securities with readily determinable fair values	27,696	—	—	27,696
Available-for-sale investments	—	41,889	159,926	201,815

Total	27,696	41,889	159,926	229,511

The Company measured the fair value of its investments in common shares using the market approach based on the quoted stock price of its investees in the active market and has classified it as level 1 measurement.
The Company measured the fair value of its investment in convertible note and Assets Management Plan based on the respective principal and expected returns and has classified those as level 2 measurement.
For redeemable preferred shares that do not have a quoted market rate, the Company measured their fair value based on recent transactions or based on the market approach or income approach when no recent transactions are available. Recent transactions include the purchase price agreed by an independent third party for a similar investment
and have been classified as level 2 measurement. When no recent transactions are available, a market approach or income approach will be used by the Company to measure fair value. The market approach takes into consideration a number of factors including market multiple and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included the investee’s historical earning, discount of lack of marketability, investee’s time to initial public offering as well as related volatility. The income approach takes into consideration a number of factors including management projection of discounted future cash flow of the investee as well as an appropriate discount rate. The Company has classified those as level 3 measurement. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.
The balance of contingent consideration payable as of May 31, 2019 is related to the acquisition of Suzhou Hongyi and the Company measured the fair value of its contingent consideration payable based on its best estimation on the financial performance of Suzhou Hongyi in the transition period as agreed in the acquisition agreement.

As of May 31, 2020
,
the
C
ompany has paid off this contingent consideration
 with no gain or loss recogn
ized
.
The Group did not have any transfers between level 1 and level 2 fair value measurements during the periods presented. During the year ended May 31, 2018, the Group transferred one redeemable preferred share from level 3 to level 1 for a total of US$32,644. During the year
s
ended May 31, 2019
and 2020, the Group did not have
such transaction. During the year ended May 31, 2020, the Group transferred two investment
s
from level 3 to level 2 for a total of US$5,713 and two investments from level 2 to level 3 for a total of US$ 11,534.
The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Level 3
investments
US$
Balance as of June 1 , 2017	123,029
Transfer to level 1 fair value measurements	(32,644)
Unrealized gain	43,512

Balance as of May 31, 2018	133,897
Initial recognition	45,989
Unrealized loss	(18,855)

Balance as of May 31, 2019	161,031
Initial recognition	10,000
Transfer from level 2	11,534
Transfer to level 2	(5,713)
Unrealized loss	(16,926)

Balance as of May 31, 2020	159,926
Assets and liabilities measured at fair value on a nonrecurring basis
Goodwill and acquired intangible assets are measured at fair value on a non-recurring basis when an impairment is recognize
d
.
The Group measures goodwill at fair value annually or whenever events or changes in circumstances indicate that the carrying amount of a reporting unit exceeds its fair value.
The fair value of goodwill is determined using discounted cash flows, and an impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Refer to Note 9 for the goodwill impairment loss recognized for the years ended May 31, 2018, 2019 and 2020.
The Group measures acquired intangible assets using the income approach—discounted cash flow method, when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to intangible assets acquired for the years ended May 31, 2018, 2019 and 2020
.

The Group measures long-term investments (excluding the equity securities with readily determinable fair values and available-for-sale investments) at fair value on a nonrecurring basis only if an impairment or observable price adjustment is recognized in the current period. Refer to Note
10
for the long-term investments impairment loss recognized for the years ended May 31, 2018, 2019 and 2020.
For equity securities without readily determinable fair values, the fair value was determined using directly or indirectly observable inputs in the market place (Level 2 inputs). Whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable, the fair value of aforementioned long
-
term investments was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.